Share-Based Compensation Plans - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended		12 Months Ended							1 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Stock Options	Dec. 31, 2009 Restricted Stock Units (RSUs)	Nov. 30, 2007 Restricted Stock Units (RSUs) Person	Dec. 31, 2013 Restricted Stock Units (RSUs)	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Dec. 31, 2007 Restricted Stock Units (RSUs) Granted on January 1, 2008	Dec. 31, 2010 Restricted Stock Units (RSUs) Granted on January 1, 2009	Dec. 31, 2011 Restricted Stock Units (RSUs) Granted on January 1, 2010	Dec. 31, 2012 Restricted Stock Units (RSUs) Granted on January 1, 2011	Nov. 30, 2006 2006 Option Plan	Aug. 22, 2007 2007 Incentive Plan	Nov. 30, 2006 Minimum 2006 Option Plan	Nov. 30, 2006 Maximum 2006 Option Plan	Aug. 22, 2007 Maximum 2007 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of options may issue														10,799,685
Stock option vesting term																3 years	5 years
Stock option expiry date														Nov. 30, 2016
Number of ordinary shares may issue																		10,799,685
Percentage of annual increase in number of outstanding ordinary shares															2.00%
Share based compensation expiration date															Aug. 21, 2017
Stock units granted						59,994				7,500	7,500	7,500	7,500
Stock units authorized to be granted						7,500	5,000	420,000	1,337,625
Number of independent directors entitled to RSUs grants						3
Ratio of American Depositary Share to Ordinary share	0.554					0.2
Stock units vested					59,994
Restricted Stock Units vest in batches each year							15,000			2,500	1,250	1,250	1,250
Aggregate fair value of share options vested	$ 245,541	$ 862,762	$ 3,161,594
Weighted average grant date fair value of share options granted	$ 0.00	$ 0.00	$ 1.07
Aggregate intrinsic value of share options exercised	0	0	60,481
Aggregate fair value of share options outstanding	4,366,202
Unrecognized share based compensation cost related to share option	7,578
Unrecognized share-based compensation cost, weighted-average vesting period				6 months			1 year 7 months 24 days
Aggregate fair value of vested RSU							470,145	1,105,941	3,583,331
Aggregate fair value of unvested restricted stock unit							661,221
Weighted-average grant-date fair value of restricted stock units							$ 3.84	$ 1.10	$ 6.26
Total intrinsic value of restricted stock units vested							311,193	241,553	2,533,282
Unrecognized share-based compensation cost related to restricted stock units							$ 389,528
Estimated forfeiture rate	0.00%